Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Balance Sheets
Facilities and equipment, depreciation	$ 778	$ 745	$ 1,199
Licensed products, accumulated amortization	6,230	5,623
Preferred stock, par value	$ 0.02	$ 0.02	$ 0.02
Preferred stock, shares authorized	2,998,425	2,998,425	2,998,425
Convertible preferred stock, Series 1, shares issued	78,768	78,768	205,340
Convertible preferred stock, Series 1, shares outstanding	78,768	78,768	205,340
Convertible preferred stock, Series 1, liquidation	$ 2,033	$ 1,985	$ 5,175
Common stock, par value	$ 0.02	$ 0.02	$ 0.02
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	59,859,271	48,547,896	42,079,468
Common stock, shares outstanding	59,859,271	48,547,896	42,079,468